Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Aggregate future minimum payments under these obligations in effect at December 31, 2016 are as follows:

Year ended December 31:	Operating Leases	Capital Spend Commitments	Minimum Purchase Commitments
2017	$6,587,913	$18,554,769	$2,200,000
2018	3,785,515	—	—
2019	2,311,939	—	—
2020	1,392,803	—	—
2021	1,392,803	—	—
Thereafter	3,987,729	—	—
	$19,458,702	$18,554,769	$2,200,000